Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 29, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt

Long-term debt consisted of the following (in thousands):

	December 29, 2018		June 29, 2019		Contractual Interest Rate		Effective Interest Rate		Maturity Date
Term loans:
First Lien Credit Agreement	$725,000	(1)	$475,188		3.75% + Eurodollar rate, or 2.75% + ABR rate	(2),(3)	6.14%	(5)	October 2025
Second Lien Credit Agreement	150,000	(1)	—		7.25% + Eurodollar rate, or 6.25% + ABR rate	(2),(3)	— %	(6)	October 2026
Revolving credit facility	—		—		3.25 % to 3.75% + Eurodollar rate, or 2.25% to 2.75% + ABR rate	(2),(3),(4)	— %		October 2023
Notes payable	—		357
Capital lease	2,019		—

Long-term debt—gross	877,019		475,545
Less: Debt discounts and debt issuance costs, net of amortization	(19,651)	(1)	(13,159)

Long-term debt—net	857,368		462,386
Less: Current portion	(7,349)		(267)	(7)

Long-term debt —noncurrent	$850,019		$462,119

(1)

To conform with current period presentation, unamortized debt discounts of $1.8 million and $1.5 million as of December 29, 2018 have been reclassified from “First Lien Credit Agreement” and “Second Lien Credit Agreement,” respectively, and included in “Debt discounts and debt issuance costs, net of amortization.” This reclassification had no impact on our condensed consolidated financial statements for 2018.

(2)

Eurodollar rate has a floor rate of 0.00% and is subject to adjustment required under regulations issued by the Federal Reserve Board for determining maximum reserve requirements with respect to Eurocurrency funding.

(3)	ABR rate is the highest of the prime rate, the federal funds effective rate + 0.50%, or Eurodollar rate +1.00%.
(4)	Rates vary depending on the applicable first lien secured leverage ratio as defined by the agreement.
(5)	Represents the effective interest rate as of June 29, 2019.
(6)	We repaid this term loan balance in full in connection with the closing of our IPO in June 2019 as further discussed below.
(7)

Represents our note payments due in the next 12 months. As discussed below, the principal payment of our outstanding term loan under the First Lien Credit Agreement will not be due until its maturity date.

Long-term debt (in thousands) as of December 30, 2017 and December 29, 2018 consist of the following:

	December 30, 2017	December 29, 2018
Term loans under 2014 First Lien Credit Agreement	$525,010	—
Term loans under 2014 Second Lien Credit Agreement	200,000	—
Term loans under 2018 First Lien Credit Agreement	—	723,236
Term loans under 2018 Second Lien Credit Agreement	—	148,535
Capital lease	2,113	2,019

Subtotal	727,123	873,790
Less current portion	(5,384)	(7,349)

Long-term debt	721,739	866,441
Less debt issuance costs (Note 1)	(16,237)	(16,422)

Long-term debt—net	$705,502	$850,019

Interest Expense

Interest expense, net, consisted of the following (in thousands):

	13 Weeks Ended		26 Weeks Ended
	June 30, 2018	June 29, 2019	June 30, 2018	June 29, 2019
Interest on term loan debt	$13,147	$15,158	$25,240	$31,256
Amortization of debt issuance costs	1,092	644	2,185	1,295
Interest on capital leases	29	53	59	124
Other	—	—	—	7
Interest income	(294)	(403)	(598)	(792)

Interest expense, net	$13,974	$5,452	$26,886	$31,890

The components of interest expense, net and debt extinguishment and modification costs (in thousands) are as follows:

	Fiscal Year Ended
	December 31, 2016	December 30, 2017	December 29, 2018
Interest on term loan debt	$43,656	$46,235	$52,569
Amortization of debt issuance costs	4,301	4,442	4,024
Interest on capital leases	151	122	117
Other	—	30	2
Interest income	(961)	(1,131)	(1,350)

Interest expense, net	$47,147	$49,698	$55,362

Write off of debt issuance costs	—	1,258	3,459
Debt modification costs	—	208	1,794

Debt extinguishment and modification costs	$—	$1,466	$5,253

Schedule of Principal Maturities

Principal maturities of our debt as of June 29, 2019 were as follows (in thousands):

Remainder of fiscal 2019	$90
Fiscal 2020	267
Fiscal 2021	—
Fiscal 2022	—
Fiscal 2023	—
Thereafter	475,188

Total	$475,545

Principal maturities of long-term debt (in thousands) as of December 29, 2018, are as follows:

2019	$7,349
2020	9,173
2021	7,383
2022	7,390
2023	7,399
Thereafter	835,096

Total	$873,790

Debt Extinguishment and Modification Costs

Debt extinguishment and modification costs consisted of following (in thousands):

	13 Weeks Ended		26 Weeks Ended
	June 30, 2018	June 29, 2019	June 30, 2018	June 29, 2019
Write off of debt issuance costs	$—	$3,788	$—	$3,788
Write off of loan discounts	—	1,374	—	1,374

Debt extinguishment and modification costs	$—	$5,162	$—	$5,162